Geographic Information	12 Months Ended
Dec. 31, 2025
Disclosure of geographical areas [abstract]
Geographic Information

13. Geographic information

a) Revenue presented below has been based on the geographic location of customers.

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Canada	58,958	63,314	59,104
Europe	9,659	7,892	6,117
Total	68,617	71,206	65,221

b) Non-current assets presented below has been based on geographic location of the assets. Intangible assets are allocated based on the location of their legal registration.

	As at
	December 31, 2025	December 31, 2024
Canada	65,134	70,623
Europe	100	233
Other	16	16
Total	65,250	70,872